As filed with the Securities and Exchange Commission on January 19, 2017

File Nos.: 333-120487

811-21673

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 30	☒

THE AB POOLING PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, N.Y. 10105

(Address of Principal Executive Office) (Zip Code)

(800) 221-5672

(Registrant’s Telephone Number, including Area Code)

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas, New York, N.Y. 10105

(Name and address of Agent for Service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 19, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 28 relates solely to shares of the AB U.S. Value Portfolio, AB U.S. Large Cap Growth Portfolio, AB International Value Portfolio, AB International Growth Portfolio, AB Short Duration Bond Portfolio, AB Global Core Bond Portfolio, AB Bond Inflation Protection Portfolio, AB Small-Mid Cap Value Portfolio, AB Small-Mid Cap Growth Portfolio, AB Multi-Asset Real Return Portfolio and AB Volatility Management Portfolio. No information contained in the Registrant’s Registration Statement relating to the other Series of the Registrant not included herein is amended or superseded.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 19th day of January 2017.

THE AB POOLING PORTFOLIOS

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

1) PRINCIPAL EXECUTIVE OFFICER:

Robert M. Keith*	President and Chief Executive Officer	January 19, 2017
Robert M. Keith

2) PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER:

/s/ Joseph J. Mantineo	Treasurer and Chief Financial Officer	January 19, 2017
Joseph J. Mantineo

ALL OF THE TRUSTEES:

John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Robert M. Keith*
Carol C. McMullen*
Garry L. Moody*
Marshall C. Turner, Jr.*
Earl D. Weiner*

*By:	/s/ Stephen J. Laffey
	Stephen J. Laffey	January 19, 2017
(Attorney-in-fact)

SIGNATURES

This Registration Statement contains certain disclosure regarding AllianceBernstein Cayman Inflation Pooling Subsidiary, Ltd. (the “Subsidiary”). The Subsidiary has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of The AB Pooling Portfolios (the “Registrant”) to be signed on behalf by the undersigned, thereunto duly authorized, in the City of New York in the State of New York on the 19th day of January, 2017. The Subsidiary is executing this Registration Statement only in respect of the disclosure contained herein specifically describing the Subsidiary and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

ALLIANCEBERNSTEIN CAYMAN INFLATION POOLING SUBSIDIARY, LTD.

By:	Robert M. Keith *
Robert M. Keith
President

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on January 19, 2017. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Subsidiary and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Title	Date

(1) Principal Executive Officer:

Robert M. Keith * Robert M. Keith	President and Chief Executive Officer	January 19, 2017

(2) Principal Financial and Accounting Officer:

/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	January 19, 2017

(3) All of the Directors:

William H. Foulk, Jr.*
Robert M. Keith*
Marshall C. Turner, Jr.*

*By:	/s/ Stephen J. Laffey Stephen J. Laffey (Attorney-in-fact)	January 19, 2017

Index To Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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